UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate 2022 Target Term Trust (EFL)

Semiannual Report

December 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2021

Eaton Vance

Floating-Rate 2022 Target Term Trust

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Performance1,2

Portfolio Manager(s) Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Fund at NAV	07/31/2017	1.69%	5.00%	—	3.91%
Fund at Market Price	—	0.18	8.20	—	3.81

S&P/LSTA Leveraged Loan Index	—	1.86%	5.20%	4.27%	4.23%

% Premium/Discount to NAV[3]

					–0.43%

Distributions[4]

Total Distributions per share for the period					$0.1960
Distribution Rate at NAV					4.13%
Distribution Rate at Market Price					4.15

% Total Leverage[5]

Borrowings					24.10%
Variable Rate Term Preferred Shares (VRTP Shares)					9.64

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Fund Profile

Top 10 Issuers (% of total investments)6

TransDigm, Inc.	1.2%

Asurion, LLC	1.1

Hyland Software, Inc.	1.1

Applied Systems, Inc.	1.1

Virgin Media SFA Finance Limited	1.1

Banff Merger Sub, Inc.	1.1

Epicor Software Corporation	1.1

Uber Technologies, Inc.	1.0

Golden Nugget, Inc.	0.9

Four Seasons Hotels Limited	0.9

Total	10.6%

Credit Quality (% of bonds and loans)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	20.9%

Health Care	8.6

Business Equipment and Services	7.8

Chemicals and Plastics	4.8

Insurance	4.6

Building and Development	4.2

Industrial Equipment	4.1

Cable and Satellite Television	3.7

Leisure Goods/Activities/Movies	3.7

Financial Intermediaries	3.6

Total	66.0%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 0.1%
Security	Shares	Value

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(1)(2)(3)	12,919	$279,438

Total Common Stocks (identified cost $257,863)		$279,438

Corporate Bonds — 4.4%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.3%

American Airlines Group, Inc., 5.00%, 6/1/22(4)	$500	$501,665

United Airlines Holdings, Inc., 4.25%, 10/1/22	250	254,060

		$755,725

Building and Development — 0.2%

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23(4)	$500	$524,270

		$524,270

Cable and Satellite Television — 0.4%

CSC Holdings, LLC, 5.875%, 9/15/22	$925	$949,064

		$949,064

Financial Intermediaries — 1.4%

Ally Financial, Inc., 4.625%, 5/19/22	$1,000	$1,014,916

Ford Motor Credit Co., LLC, 3.087%, 1/9/23	925	941,854

Navient Corp., 5.50%, 1/25/23	1,007	1,049,999

		$3,006,769

Internet Software & Services — 0.5%

Netflix, Inc., 5.50%, 2/15/22	$1,000	$1,006,685

		$1,006,685

Lodging and Casinos — 0.2%

MGM Resorts International, 6.00%, 3/15/23	$310	$324,342

		$324,342

Oil and Gas — 0.5%

Energy Transfer, L.P., 4.25%, 3/15/23	$1,000	$1,027,829

		$1,027,829

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 0.7%

Sprint Communications, Inc., 6.00%, 11/15/22	$1,500	$1,563,150

		$1,563,150

Utilities — 0.2%

TerraForm Power Operating, LLC, 4.25%, 1/31/23(4)	$525	$537,366

		$537,366

Total Corporate Bonds (identified cost $9,488,430)		$9,695,200

Senior Floating-Rate Loans — 144.9%(5)
Borrower/Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.6%

AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/18/27(6)	$269	$270,089

Dynasty Acquisition Co., Inc.:

Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	352	343,663

Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	655	639,214

Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25	223	223,756

TransDigm, Inc.:

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 8/22/24	1,177	1,165,954

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 12/9/25	2,867	2,831,680

WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	242	233,090

		$5,707,446

Air Transport — 0.5%

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	$300	$317,437

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	825	874,397

		$1,191,834

Automotive — 5.0%

Adient US, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/8/28	$373	$373,658

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	$746	$748,675

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	347	347,679

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	728	562,833

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(6)	240	216,000

Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	1,204	1,199,027

Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	274	273,627

Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	2,312	2,309,721

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,032	2,033,887

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	249	249,061

Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	1,382	1,364,972

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	409	410,054

Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	471	470,554

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	399	398,782

		$10,958,530

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$396	$397,052

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	324	308,181

		$705,233

Brokerage / Securities Dealers / Investment Houses — 0.6%

Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$417	$417,866

Hudson River Trading, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/20/28	819	814,207

		$1,232,073

Building and Development — 6.1%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$200	$201,308

American Builders & Contractors Supply Co., Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/27	929	923,899

Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	$223	$223,029

APi Group DE, Inc., Term Loan, 2.601%, (1 mo. USD LIBOR + 2.50%), 10/1/26	546	545,795

Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25	349	344,484

Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28	366	365,608

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	323	322,804

CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	596	594,151

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,000	2,003,500

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	2,134	2,123,809

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	473	469,819

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	173	174,138

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	99	99,696

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	249	246,780

Quikrete Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 2/1/27	1,894	1,875,145

SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	424	423,805

Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28	496	496,952

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	838	840,469

White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	866	868,295

WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/27/28	225	224,719

		$13,368,205

Business Equipment and Services — 11.7%

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$596	$593,406

Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	1,305	1,301,632

Amentum Government Services Holdings, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 1/29/27	369	365,104

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

AppLovin Corporation:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25	$1,828	$1,824,201

Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28	698	698,774

Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27	469	467,555

Belfor Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 4/6/26	195	195,488

Bracket Intermediate Holding Corp., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 9/5/25	339	338,286

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26	711	706,503

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	446	445,389

Ceridian HCM Holding, Inc., Term Loan, 2.577%, (1 week USD LIBOR + 2.50%), 4/30/25	556	550,749

Deerfield Dakota Holding, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 4/9/27	788	789,900

Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	673	668,368

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	2,164	2,148,909

First Advantage Holdings, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 1/31/27	257	256,366

Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	250	250,625

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26	682	682,476

Grab Holdings, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	893	897,158

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	347	349,040

Hillman Group, Inc. (The):

Term Loan, 2.785%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(7)	29	29,184

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28	123	123,123

Indy US Bidco, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 3/5/28	273	273,396

Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	344	327,603

IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25	606	606,061

Iron Mountain, Inc., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 1/2/26	337	332,453

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	$273	$271,829

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	1,045	1,048,450

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	244	241,015

KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	1,362	1,335,133

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/21/27	123	121,367

Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28	274	272,941

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 11/17/28	450	450,281

NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28	350	348,906

Packaging Coordinators Midco, Inc., Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 11/30/27	596	596,869

Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28	168	167,459

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(6)	988	988,192

SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	823	823,746

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	648	645,191

SMG US Midco 2, Inc., Term Loan, 2.622%, (USD LIBOR + 2.50%), 1/23/25(6)	96	93,818

Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	172	172,207

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	1,662	1,669,596

TPG VIII Elf Purchaser, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28	200	200,325

Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28	950	948,878

West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	108	102,191

		$25,720,143

Cable and Satellite Television — 5.2%

Altice France S.A.:

Term Loan, 3.811%, (3 mo. USD LIBOR + 3.69%), 1/31/26	$1,248	$1,239,264

Term Loan, 4.118%, (2 mo. USD LIBOR + 4.00%), 8/14/26	1,485	1,479,917

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$1,273	$1,261,943

CSC Holdings, LLC:

Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 1/15/26	389	384,684

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/15/27	461	455,862

Telenet Financing USD, LLC, Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 4/30/28	1,500	1,475,742

UPC Broadband Holding B.V., Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 4/30/28	325	321,100

UPC Financing Partnership, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,275	1,272,450

Virgin Media Bristol, LLC:

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,100	3,073,089

Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29	475	475,297

		$11,439,348

Chemicals and Plastics — 7.2%

Aruba Investments, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$298	$298,498

Atotech B.V., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	398	397,733

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 6/1/24	2,460	2,461,840

Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	173	173,900

CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	298	295,517

Ferro Corporation:

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24	42	42,131

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24	43	43,047

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	290	290,377

Hexion, Inc., Term Loan, 3.64%, (3 mo. USD LIBOR + 3.50%), 7/1/26	293	293,049

Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27	306	304,812

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	80	80,651

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	970	969,519

Borrower/Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS US Finance, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 4/1/24	$1,248	$1,242,637

INEOS US Finance, LLC, Term Loan, 11/8/28(8)	275	273,797

Kraton Polymers, LLC, Term Loan, 11/18/28(8)	200	200,375

Lonza Group AG, Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	522	522,583

LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/29/27	323	322,770

Messer Industries GmbH, Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26	864	858,781

Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	1,073	1,072,976

Orion Engineered Carbons GmbH, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28	175	175,435

PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	726	723,516

Pregis TopCo Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 7/31/26	245	244,464

Pretium PKG Holdings, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	275	274,804

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29	175	175,547

Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26	147	147,176

SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	243	240,641

Starfruit Finco B.V., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 10/1/25	841	838,040

Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(6)	1,249	1,238,853

Venator Materials Corporation, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 8/8/24	1,245	1,238,007

W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28	500	501,500

		$15,942,976

Conglomerates — 0.6%

Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	$1,327	$1,329,958

		$1,329,958

Containers and Glass Products — 3.9%

Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(6)	$549	$548,225

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)

BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24	$716	$707,936

Flex Acquisition Company, Inc.:

Term Loan, 3.131%, (3 mo. USD LIBOR + 3.00%), 6/29/25	578	573,309

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28	2,088	2,086,611

Libbey Glass, Inc., Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	1,440	1,497,840

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(6)	909	910,835

Reynolds Group Holdings, Inc.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26	569	566,709

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	449	448,482

TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	249	247,328

Trident TPI Holdings, Inc.:

Term Loan, 4.201%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(7)	43	43,489

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 10/17/24	748	748,836

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	306	306,138

		$8,685,738

Cosmetics / Toiletries — 0.3%

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$495	$482,831

Term Loan, 12/22/26(8)	175	173,250

		$656,081

Drugs — 3.9%

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$161	$163,850

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	1,343	1,330,823

Bausch Health Companies, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 6/2/25	325	323,480

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	124	123,956

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	317	317,743

Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	817	819,056

Borrower/Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Elanco Animal Health Incorporated, Term Loan, 1.849%, (3 mo. USD LIBOR + 1.75%), 8/1/27	$747	$737,923

Grifols Worldwide Operations USA, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/15/27	324	319,659

Horizon Therapeutics USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28	819	817,107

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	697	700,169

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	2,792	2,623,694

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	201	188,561

		$8,466,021

Ecological Services and Equipment — 0.8%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	$620	$620,701

GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	783	786,009

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	223	223,411

US Ecology Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 11/1/26	98	98,123

		$1,728,244

Electronics / Electrical — 31.4%

Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$17	$17,308

Applied Systems, Inc.:

Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	3,421	3,423,679

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25	173	175,021

Aptean, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26	318	317,188

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	348	348,522

Astra Acquisition Corp., Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	850	835,833

Banff Merger Sub, Inc.:

Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	3,128	3,119,593

Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26	400	404,200

Barracuda Networks, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25	1,094	1,099,648

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Brooks Automation, Inc., Term Loan, 11/17/28(8)	$600	$598,500

Buzz Merger Sub, Ltd., Term Loan, 2.851%, (1 mo. USD LIBOR + 2.75%), 1/29/27	221	220,510

CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25	315	298,148

Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28	725	725,226

Cloudera, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	1,225	1,222,192

Cohu, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	98	97,724

CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26	684	676,766

Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	722	722,444

Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	625	624,453

CPI International, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24	681	681,339

Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28	450	447,188

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	572	573,377

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	1,841	1,846,507

ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	1,537	1,538,440

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	863	864,246

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	431	430,258

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	3,495	3,496,809

EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	858	862,302

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	2,598	2,589,496

Fiserv Investment Solutions, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 4.00%), 2/18/27	222	222,041

Gainwell Acquisition Corp., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 10/1/27	2,329	2,338,878

Go Daddy Operating Company, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 8/10/27	443	440,233

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,633	3,642,922

II-VI Incorporated, Term Loan, 12/1/28(8)	475	475,099

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	247	246,928

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	$471	$472,100

Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	1,250	1,247,031

LogMeIn, Inc., Term Loan, 4.839%, (1 mo. USD LIBOR + 4.75%), 8/31/27	767	763,833

MA FinanceCo., LLC:

Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	241	239,643

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	702	714,635

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/17/24	103	103,222

Magenta Buyer, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	1,646	1,645,189

Marcel LUX IV S.a.r.l.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/15/26	586	585,733

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	39	39,128

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28	175	175,510

Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	300	299,063

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24	175	175,157

Mirion Technologies, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28	324	324,114

NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26	367	363,813

Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	398	399,470

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	248	248,280

Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	1,047	1,048,488

Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	1,100	1,098,900

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	571	567,192

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,743	2,738,637

Recorded Books, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/29/25	94	94,200

Renaissance Holding Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/30/25	790	783,025

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,626	1,618,366

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

SolarWinds Holdings, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 2/5/24	$1,406	$1,387,394

Sophia L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/7/27	2,158	2,160,373

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(7)	48	48,069

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	277	278,353

SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	300	296,440

SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25	1,492	1,484,827

Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	323	323,732

Tibco Software, Inc., Term Loan, 3.852%, (1 mo. USD LIBOR + 3.75%), 6/30/26	2,620	2,605,788

TTM Technologies, Inc., Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/28/24	54	53,548

Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	125	124,736

Uber Technologies, Inc.:

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/4/25	1,318	1,319,476

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/25/27	1,909	1,912,302

Ultimate Software Group, Inc. (The):

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	1,758	1,751,002

Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	635	634,501

Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25	462	463,405

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	298	298,494

Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,092	1,074,424

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,037	1,038,036

VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	442	441,130

		$69,063,777

Equipment Leasing — 1.0%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,044	$1,045,940

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	743	744,460

Borrower/Description	Principal Amount (000’s omitted)	Value

Equipment Leasing (continued)

PECF USS Intermediate Holding III Corporation, Term Loan, 12/15/28(8)	$300	$300,675

		$2,091,075

Financial Intermediaries — 4.1%

Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$2,479	$2,485,898

CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	2,693	2,695,270

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	96	95,919

Focus Financial Partners, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24	1,114	1,105,993

Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	193	192,895

Greenhill & Co., Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/12/24	399	398,584

GreenSky Holdings, LLC:

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	1,299	1,300,187

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	197	197,369

Mariner Wealth Advisors, LLC:

Term Loan, 3.45%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(7)	28	27,991

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	196	195,646

Victory Capital Holdings, Inc., Term Loan, 2.377%, (3 mo. USD LIBOR + 2.25%), 7/1/26	343	340,647

		$9,036,399

Food Products — 2.6%

Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	$225	$225,562

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	481	449,881

CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28	200	199,250

Froneri International, Ltd., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27	813	802,837

H Food Holdings, LLC:

Term Loan, 3.792%, (1 mo. USD LIBOR + 3.69%), 5/23/25	653	650,184

Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 5/23/25	170	169,290

HLF Financing S.a.r.l., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/18/25	377	375,773

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

JBS USA LUX S.A., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/1/26	$2,069	$2,066,142

Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	250	250,000

Nomad Foods Europe Midco Limited, Term Loan, 2.404%, (3 mo. USD LIBOR + 2.25%), 5/15/24	242	241,352

Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	173	172,745

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	99	99,513

		$5,702,529

Food Service — 2.0%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,789	$1,770,615

Aramark Services, Inc., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 3/11/25	326	323,031

IRB Holding Corp.:

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	798	797,556

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	644	644,304

Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	228	228,144

US Foods, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/13/26	635	629,369

		$4,393,019

Forest Products — 0.5%

Journey Personal Care Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.25%, Floor 1.25%), 3/1/28	$448	$448,030

Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	544	545,813

		$993,843

Health Care — 13.0%

Accelerated Health Systems, LLC, Term Loan, 3.602%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$218	$217,568

ADMI Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 4/30/25	1,167	1,153,971

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28	475	475,594

athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26	955	955,257

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	325	325,406

Borrower/Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25	$386	$330,030

Cano Health, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/23/27	192	192,648

CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	224	224,548

Certara L.P., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 8/15/26	957	955,480

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	1,651	1,651,177

CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28	499	499,342

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27	168	168,210

Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28	375	374,565

Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26	542	542,430

Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25	2,453	1,981,138

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	124	124,769

GHX Ultimate Parent Corporation, Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 6/28/24	1,338	1,337,633

Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25	409	409,318

IQVIA, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/7/24	1,280	1,278,518

LSCS Holdings, Inc., Term Loan, 12/18/28(8)	350	350,875

MDVIP, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	125	125,078

Medical Solutions, LLC:

Term Loan, 0.00%, 11/1/28(7)	108	107,973

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28	567	566,858

Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28	199	197,647

National Mentor Holdings, Inc.:

Term Loan, 3.75%, 3/2/28(7)	37	36,213

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	25	24,568

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	883	875,486

Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,782	1,783,604

Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28	200	199,950

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Ortho-Clinical Diagnostics S.A., Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$1,026	$1,026,925

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28	224	224,225

Phoenix Guarantor, Inc.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/5/26	731	727,929

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,540	1,533,152

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	447	446,346

Radiology Partners, Inc., Term Loan, 4.357%, (1 mo. USD LIBOR + 4.25%), 7/9/25	755	745,814

Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	423	423,447

Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	2,144	2,131,908

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	225	224,484

Sound Inpatient Physicians, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/27/25	193	192,548

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	447	447,602

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	712	712,974

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	723	694,735

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	473	472,097

Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	856	856,589

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	300	300,075

		$28,626,704

Home Furnishings — 2.1%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$746	$736,767

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	673	674,335

Mattress Firm, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28	574	570,695

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	616	623,517

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,039	1,920,714

		$4,526,028

Borrower/Description	Principal Amount (000’s omitted)	Value

Industrial Equipment — 6.1%

Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26	$725	$728,172

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	441	441,308

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	224	223,385

Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24	880	866,735

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	96	94,556

CPM Holdings, Inc., Term Loan, 3.599%, (1 mo. USD LIBOR + 3.50%), 11/17/25	121	120,643

Delachaux Group S.A., Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26	172	170,857

DexKo Global, Inc.:

Term Loan, 3.415%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(7)	60	59,883

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28	315	314,385

DiversiTech Holdings, Inc.:

Term Loan, 12/16/28(8)	69	69,171

Term Loan, 12/16/28(8)	331	331,532

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	248	246,881

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25	638	638,522

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25	246	251,690

Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28	1,093	1,091,720

Filtration Group Corporation:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,088	1,081,352

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28	349	349,212

Gardner Denver, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	435	430,958

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	284	285,025

Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26	546	546,473

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28	174	173,799

Ingersoll-Rand Services Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	516	511,017

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

LTI Holdings, Inc.:

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25	$169	$167,549

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	73	73,083

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	84	84,612

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	140	140,315

Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28	1,492	1,493,278

Madison Safety & Flow, LLC, Term Loan, 12/14/28(8)	225	225,281

Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(6)	385	362,863

Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28	224	223,395

Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25	1,131	1,112,999

Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27	518	519,442

		$13,430,093

Insurance — 7.0%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$171	$169,061

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	863	855,764

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	1,609	1,598,589

AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,300	1,291,620

Asurion, LLC:

Term Loan, 3.229%, (1 mo. USD LIBOR + 3.13%), 11/3/23	945	943,746

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,069	1,063,075

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 7/31/27	744	740,421

Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	920	920,144

Hub International Limited:

Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25	1,858	1,837,113

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25	686	686,749

Borrower/Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27	$1,363	$1,343,325

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	716	717,205

Sedgwick Claims Management Services, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/31/25	461	457,813

USI, Inc.:

Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,245	1,237,229

Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,534	1,526,080

		$15,387,934

Leisure Goods / Activities / Movies — 5.5%

AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$705	$637,024

Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	197	195,363

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	542	536,671

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	1,250	1,239,062

ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24	646	624,153

Crown Finance US, Inc.:

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	607	470,841

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	563	430,162

Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24	134	143,272

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(9)	170	203,532

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,175	1,175,315

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28	150	150,188

Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26	2,637	2,572,368

Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27	275	272,078

Playtika Holding Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/13/28	832	829,882

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	399	397,903

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24	$362	$332,246

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	1,995	1,991,884

		$12,201,944

Lodging and Casinos — 4.7%

Boyd Gaming Corporation, Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 9/15/23	$1,798	$1,798,958

Four Seasons Hotels Limited, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/30/23	2,864	2,857,338

Golden Nugget, Inc., Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), 10/4/23(6)	2,937	2,923,156

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	399	400,122

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	444	433,435

Stars Group Holdings B.V. (The), Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 7/21/26	998	995,176

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28	525	525,755

Wyndham Hotels & Resorts, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 5/30/25	484	479,517

		$10,413,457

Nonferrous Metals / Minerals — 0.1%

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25	$117	$117,554

		$117,554

Oil and Gas — 2.3%

Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	$51	$50,381

Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26	1,032	1,029,511

Centurion Pipeline Company, LLC:

Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 9/29/25	97	96,394

Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 9/28/25	99	99,000

CITGO Holding, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	98	96,589

CITGO Petroleum Corporation, Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	864	865,464

CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28	995	993,383

Borrower/Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Delek US Holdings, Inc.:

Term Loan, 2.352%, (1 mo. USD LIBOR + 2.25%), 3/31/25	$73	$70,959

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	221	222,076

Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28	300	297,437

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	375	373,058

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	423	424,807

UGI Energy Services, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/13/26	390	391,462

		$5,010,521

Publishing — 1.0%

Adevinta ASA, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28	$124	$124,624

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	198	197,999

Ascend Learning, LLC, Term Loan, 12/11/28(8)	300	299,775

Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,294	1,297,421

LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	325	325,101

		$2,244,920

Radio and Television — 3.5%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$136	$135,852

Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,637	769,537

Entercom Media Corp., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 11/18/24	613	606,648

Entravision Communications Corporation, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 11/29/24	301	298,182

Gray Television, Inc.:

Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 1/2/26	234	232,171

Term Loan, 3.099%, (1 mo. USD LIBOR + 3.00%), 12/1/28	450	448,453

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	1,085	1,087,938

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc.:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	$776	$772,121

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	156	156,355

Nexstar Broadcasting, Inc.:

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/17/24	350	349,860

Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/18/26	173	172,410

Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	244	240,557

Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	686	683,926

Univision Communications, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	1,661	1,662,123

		$7,616,133

Retailers (Except Food and Drug) — 2.2%

BJ’s Wholesale Club, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$503	$504,012

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	298	298,048

Gloves Buyer, Inc., Term Loan, 3.85%, (1 mo. USD LIBOR + 3.75%), 12/29/27	249	248,253

Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	1,040	1,041,956

Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,586	1,585,118

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	545	545,232

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	549	550,454

		$4,773,073

Steel — 0.9%

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	$337	$334,980

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(6)	99	99,247

Zekelman Industries, Inc., Term Loan, 2.103%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,502	1,488,676

		$1,922,903

Borrower/Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.4%

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	$941	$939,912

		$939,912

Telecommunications — 4.2%

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,720	$2,690,393

Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	716	709,759

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	114	112,874

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	231	210,343

Intelsat Jackson Holdings S.A.:

DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(7)	375	376,406

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	900	901,125

Plantronics, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 7/2/25	450	441,512

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	361	358,907

Zayo Group Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/9/27	919	907,229

Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	2,650	2,625,156

		$9,333,704

Utilities — 1.6%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	$1,262	$1,255,790

Calpine Corporation, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27	1,263	1,256,139

USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	1,105	1,104,686

		$3,616,615

Total Senior Floating-Rate Loans (identified cost $320,258,322)		$318,573,967

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(10)	2,632,411	$2,632,148

Total Short-Term Investments (identified cost $2,632,148)		$2,632,148

Total Investments — 150.6% (identified cost $332,636,763)		$331,180,753

Less Unfunded Loan Commitments — (0.2)%		$(345,977)

Net Investments — 150.4% (identified cost $332,290,786)		$330,834,776

Notes Payable — (36.4)%		$(80,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (14.6)%		$(32,000,000)

Other Assets, Less Liabilities — 0.6%		$1,080,825

Net Assets Applicable to Common Shares — 100.0%		$219,915,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(3)	Non-income producing security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $1,563,301 or 0.7% of the Trust’s net assets applicable to common shares.

(5)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(6)

The stated interest rate represents the weighted average interest rate at December 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(7)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2021, the total value of unfunded loan commitments is $345,666. See Note 1F for description.

(8)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.

(9)	Fixed-rate loan.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

USD	–	United States Dollar

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2021

Unaffiliated investments, at value (identified cost, $329,658,638)	$328,202,628

Affiliated investment, at value (identified cost, $2,632,148)	2,632,148

Cash	2,713,358

Foreign currency, at value (identified cost, $35,855)	35,769

Interest receivable	685,415

Dividends receivable from affiliated investment	271

Receivable for investments sold	1,728,653

Prepaid upfront fees on notes payable	10,133

Prepaid expenses	4,821

Total assets	$336,013,196

Liabilities

Notes payable	$80,000,000

Variable rate term preferred shares, at liquidation value	32,000,000

Payable for investments purchased	3,531,748

Payable to affiliates:

Investment adviser and administration fee	198,552

Trustees’ fees	3,970

Interest expense and fees payable	260,797

Accrued expenses	102,528

Total liabilities	$116,097,595

Net assets applicable to common shares	$219,915,601

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 23,669,994 shares issued and outstanding	$236,700

Additional paid-in capital	232,512,577

Accumulated loss	(12,833,676)

Net assets applicable to common shares	$219,915,601

Net Asset Value Per Common Share

($219,915,601 ÷ 23,669,994 common shares issued and outstanding)	$9.29

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2021

Interest and other income	$6,604,085

Dividends from affiliated investment	2,000

Total investment income	$6,606,085

Expenses

Investment adviser and administration fee	$1,172,725

Trustees’ fees and expenses	7,783

Custodian fee	80,263

Transfer and dividend disbursing agent fees	11,514

Legal and accounting services	28,309

Printing and postage	12,782

Interest expense and fees	797,244

Miscellaneous	25,281

Total expenses	$2,135,901

Net investment income	$4,470,184

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(423,982)

Investment transactions — affiliated investment	(365)

Foreign currency transactions	(871)

Net realized loss	$(425,218)

Change in unrealized appreciation (depreciation) —

Investments	$(419,597)

Investments — affiliated investment	(13)

Foreign currency	84

Net change in unrealized appreciation (depreciation)	$(419,526)

Net realized and unrealized loss	$(844,744)

Net increase in net assets from operations	$3,625,440

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

From operations —

Net investment income	$4,470,184	$9,313,969

Net realized loss	(425,218)	(3,073,511)

Net change in unrealized appreciation (depreciation)	(419,526)	20,820,449

Net increase in net assets from operations	$3,625,440	$27,060,907

Distributions to common shareholders	$(4,635,950)	$(9,945,706)

Capital share transactions —

Reinvestment of distributions to common shareholders	$272,911	$177,035

Net increase in net assets from capital share transactions	$272,911	$177,035

Net increase (decrease) in net assets	$(737,599)	$17,292,236

Net Assets Applicable to Common Shares

At beginning of period	$220,653,200	$203,360,964

At end of period	$219,915,601	$220,653,200

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2021

Net increase in net assets from operations	$3,625,440

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(55,559,039)

Investments sold and principal repayments	46,489,219

Decrease in short-term investments, net	3,809,378

Net amortization/accretion of premium (discount)	(338,306)

Amortization of prepaid upfront fees on notes payable	25,208

Decrease in interest receivable	70,008

Decrease in dividends receivable from affiliated investment	200

Decrease in prepaid expenses	5,134

Increase in payable to affiliate for investment adviser and administration fee	7,391

Decrease in payable to affiliate for Trustees’ fees	(155)

Decrease in interest expense and fees payable	(2,562)

Decrease in accrued expenses	(62,297)

Decrease in unfunded loan commitments	(87,896)

Net change in unrealized (appreciation) depreciation from investments	419,610

Net realized loss from investments	424,347

Net cash used in operating activities	$(1,174,320)

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(4,363,039)

Proceeds from notes payable	10,000,000

Repayments of notes payable	(5,000,000)

Net cash provided by financing activities	$636,961

Net decrease in cash*	$(537,359)

Cash at beginning of period (including foreign currency)	$3,286,486

Cash at end of period (including foreign currency)	$2,749,127

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:

Reinvestment of dividends and distributions	$272,911

Cash paid for interest and fees on borrowings and variable rate term preferred shares	774,598

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(86).

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,			Period Ended June 30, 2018(1)
			2021	2020	2019

Net asset value — Beginning of period (Common shares)	$9.330		$8.610	$9.490	$9.680	$9.850	(2)

Income (Loss) From Operations

Net investment income(3)	$0.189		$0.394	$0.469	$0.502	$0.404

Net realized and unrealized gain (loss)	(0.033)		0.747	(0.826)	(0.159)	(0.152)

Total income (loss) from operations	$0.156		$1.141	$(0.357)	$0.343	$0.252

Less Distributions to Common Shareholders

From net investment income	$(0.196)		$(0.421)	$(0.523)	$(0.533)	$(0.406)

Total distributions to common shareholders	$(0.196)		$(0.421)	$(0.523)	$(0.533)	$(0.406)

Offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$(0.020)

Premium related to exercise of underwriters’ over-allotment option(3)	$—		$—	$—	$—	$0.004

Net asset value — End of period (Common shares)	$9.290		$9.330	$8.610	$9.490	$9.680

Market value — End of period (Common shares)	$9.250		$9.430	$8.100	$9.290	$9.440

Total Investment Return on Net Asset Value(4)	1.69	%(5)	13.56%	(3.65)%	3.86%	2.55	%(5)(6)

Total Investment Return on Market Value(4)	0.18	%(5)	22.01%	(7.36)%	4.20%	0.01	%(5)(6)

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,			Period Ended June 30, 2018(1)
Ratios/Supplemental Data			2021	2020	2019

Net assets applicable to common shares, end of period (000’s omitted)	$219,916		$220,653	$203,361	$224,158	$228,461

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees	1.21	%(7)	1.23%	1.24%	1.25%	1.24	%(7)

Interest and fee expense(8)	0.72	%(7)	0.77%	1.68%	2.12%	1.53	%(7)

Total expenses	1.93	%(7)	2.00%	2.92%	3.37%	2.77	%(7)

Net investment income	4.03	%(7)	4.31%	5.16%	5.25%	4.50	%(7)

Portfolio Turnover	14	%(5)	33%	32%	22%	30	%(5)

Senior Securities:

Total notes payable outstanding (in 000’s)	$80,000		$75,000	$79,500	$92,000	$100,000

Asset coverage per $1,000 of notes payable(9)	$4,149		$4,369	$3,961	$3,784	$3,605

Total variable rate term preferred shares outstanding	320		320	320	320	320

Asset coverage per variable rate term preferred share(10)	$296,353		$306,218	$282,387	$280,773	$273,077

Involuntary liquidation preference per variable rate term preferred share(11)	$100,000		$100,000	$100,000	$100,000	$100,000

Approximate market value per variable rate term preferred share(11)	$100,000		$100,000	$100,000	$100,000	$100,000

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.15 per share paid by the shareholders from the $10.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Interest and fee expense relates to the variable rate term preferred shares (see Note 2) and the notes payable (see Note 7) for the purpose of financial leverage.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the variable rate term preferred shares, and multiplying the result by the liquidation value of one variable rate term preferred share. Such amount equates to 296%, 306%, 282%, 281% and 273% at December 31, 2021 and June 30, 2021, 2020, 2019 and 2018, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus variable rate term preferred shares and borrowings are presented below. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Period Ended June 30, 2018(1)
		2021	2020	2019

Expenses excluding interest and fees	0.79%	0.81%	0.80%	0.80%	0.83%

Interest and fee expense	0.48%	0.51%	1.08%	1.35%	1.02%

Total expenses	1.27%	1.32%	1.88%	2.15%	1.85%

Net investment income	2.67%	2.85%	3.32%	3.35%	3.00%

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate 2022 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”), to holders of common shares of record on or about October 31, 2022 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to twelve months and one additional period of up to six months by a vote of the Trust’s Board of Trustees.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

24

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust intends to make monthly distributions of net investment income and any net realized capital gains in amounts necessary to maintain its taxation as a regulated investment company for U.S. federal income tax purposes. For the purpose of pursuing its investment objective of returning Original NAV, the Trust may retain a portion of its net investment income and some or all of its net capital gains, which would result in the Trust paying U.S. federal excise and corporate income taxes.

As of December 31, 2021, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2021, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to December 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.

On September 6, 2017, the Trust issued 320 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), with a mandatory redemption date of September 8, 2020, unless extended. The Trust and Conduit agreed to extend the mandatory redemption date of the VRTP Shares for two years from September 8, 2020 through September 8, 2022 upon approval by the Trust’s Board of Trustees. Dividends on the VRTP Shares are determined each day based on a spread of 1.75% to three-month LIBOR. Such spread is determined based on the current credit rating of the VRTP Shares, which is provided by Moody’s Investor Service.

25

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

The carrying amount of the VRTP Shares at December 31, 2021 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2021. The average liquidation preference of the VRTP Shares during the six months ended December 31, 2021 was $32,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. The Trust may also distribute net realized capital gains, if any, generally not more than once per year. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the VRTP Shares at December 31, 2021 was 1.90%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended December 31, 2021 were $305,187 and 1.89%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2021, the Trust, for federal income tax purposes, had deferred capital losses of $10,172,346 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2021, $385,268 are short-term and $9,787,078 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$332,861,594

Gross unrealized appreciation	$1,394,757

Gross unrealized depreciation	(3,421,575)

Net unrealized depreciation	$(2,026,818)

4 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Trust. The investment adviser and administration fee is computed at an annual rate of 0.70% of the Trust’s average daily total managed assets and is payable monthly. During any extension period of the Trust’s term, the fee will be reduced to 0.35% of the Trust’s average daily total managed assets. Total managed assets means total assets of the Trust (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended December 31, 2021, the Trust’s investment adviser and administrative fee amounted to $1,172,725. The Trust may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administration fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in

26

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $50,310,176 and $45,480,104, respectively, for the six months ended December 31, 2021.

6  Common Shares of Beneficial Interest

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended December 31, 2021 and the year ended June 30, 2021 were 29,356 and 19,026, respectively.

7  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $100 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2022, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 16, 2021, the Trust paid an upfront fee of $50,000, which is being amortized to interest expense over a period of one year. The unamortized balance at December 31, 2021 is approximately $10,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2021, the Trust had borrowings outstanding under the Agreement of $80,000,000 at an annual interest rate of 0.95%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2021 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2021. For the six months ended December 31, 2021, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $80,315,217 and 0.95%, respectively.

8  Investments in Affiliated Funds

At December 31, 2021, the value of the Trust’s investment in affiliated funds was $2,632,148, which represents 1.2% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$6,441,904	$51,819,463	$(55,628,841)	$(365)	$(13)	$2,632,148	$2,000	2,632,411

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

At December 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks	$—	$—	$279,438	$279,438

Corporate Bonds	—	9,695,200	—	9,695,200

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	318,227,990	—	318,227,990

Short-Term Investments	—	2,632,148	—	2,632,148

Total Investments	$—	$330,555,338	$279,438	$330,834,776

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2021 is not presented.

10  Risks and Uncertainties

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

11  Subsequent Event

On February 2, 2022, the Trustees approved the redemption of the Trust’s VRTP Shares, which is expected to occur in March 2022 or shortly thereafter, subject to the satisfaction of certain notice requirements.

28

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

29

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

30

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds and Term Trusts”.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

27977    12.31.21

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate 2022 Target Term Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 23, 2022